Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	3 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	43,192,610	244,576,144
Stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	40,094,324	43,968,141
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	3,098,286	0
Warrants as exercisable to common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	677,934
Preferred shares as convertible to common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	199,930,069